VANECK GOLD MINERS ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (unaudited)
1
Number
of Shares Value
COMMON STOCKS : 99.9%
Australia : 12.2%
Capricorn Metals Ltd. * † ‡ 21,656,357 $ 72,727,683
Emerald Resources NL * ‡ 35,908,118 68,720,781
Evolution Mining Ltd. ‡ 113,947,206 266,616,935
Genesis Minerals Ltd. * † ‡ 64,375,131 77,955,586
Gold Road Resources Ltd. ‡ 62,090,783 64,101,885
Northern Star Resources
Ltd. ‡ 59,500,798 562,069,549
OceanaGold Corp. (CAD) ‡ 40,588,370 91,779,355
Perseus Mining Ltd. ‡ 78,813,404 110,645,689
Ramelius Resources Ltd. ‡ 65,494,478 79,588,249
Red 5 Ltd. * † ‡ 198,748,562 49,346,320
Regis Resources Ltd. * † ‡ 43,340,392 57,030,882
Silver Lake Resources Ltd. *
‡ 53,634,472 43,416,363
West African Resources
Ltd. * † ‡ 58,903,541 46,176,696
Westgold Resources Ltd. ‡ 27,175,879 46,543,082
1,636,719,055
Brazil : 5.9%
Wheaton Precious Metals
Corp. (USD) † 16,846,971 793,997,743
Underline
Burkina Faso : 0.7%
IAMGOLD Corp. (USD) * ‡ 28,322,157 94,312,783
Underline
Canada : 40.7%
Agnico Eagle Mines Ltd.
(USD) 18,519,565 1,104,692,052
Alamos Gold, Inc. (USD) ‡ 22,771,204 335,875,259
Aya Gold & Silver, Inc. * † ‡ 7,021,884 60,502,618
B2Gold Corp. (USD) ‡ 74,622,429 194,764,540
Barrick Gold Corp. (USD) 65,289,790 1,086,422,106
Calibre Mining Corp. * † ‡ 40,938,306 50,520,577
Dundee Precious Metals,
Inc. † ‡ 10,410,432 79,236,985
Equinox Gold Corp. (USD) *
† ‡ 18,568,039 111,779,595
First Majestic Silver Corp.
(USD) † ‡ 16,480,638 96,906,151
Fortuna Silver Mines, Inc.
(USD) * † ‡ 17,584,297 65,589,428
Franco-Nevada Corp. (USD) 7,147,004 851,636,997
K92 Mining, Inc. * † ‡ 13,418,174 62,467,760
Kinross Gold Corp. (USD) ‡ 70,455,380 431,891,479
MAG Silver Corp. (USD) * † ‡ 5,907,059 62,496,684
New Gold, Inc. (USD) * † ‡ 39,338,886 66,876,106
Osisko Gold Royalties Ltd.
(USD) † ‡ 10,650,117 174,874,921
Pan American Silver Corp.
(USD) † ‡ 20,911,041 315,338,498
Sandstorm Gold Ltd. (USD) †
‡ 17,093,609 89,741,447
SilverCrest Metals, Inc.
(USD) * † ‡ 8,366,301 55,719,565
SSR Mining, Inc. (USD) ‡ 11,617,108 51,812,302
Torex Gold Resources, Inc. *
‡ 4,927,990 72,613,427
Number
of Shares Value
Canada (continued)
Wesdome Gold Mines Ltd. *
† ‡ 8,546,670 $ 63,725,033
5,485,483,530
China : 6.1%
Zhaojin Mining Industry Co.
Ltd. (HKD) † ‡ 149,732,000 204,033,284
Zijin Mining Group Co. Ltd.
(HKD) ‡ 303,702,000 608,471,824
812,505,108
Egypt : 0.7%
Centamin Plc (GBP) ‡ 66,469,435 94,747,760
Underline
Kyrgyzstan : 0.6%
Centerra Gold, Inc. (CAD) ‡ 12,368,297 73,117,588
Underline
Peru : 1.7%
Cia de Minas Buenaventura
SAA (ADR) † ‡ 14,557,863 231,178,864
Underline
South Africa : 11.3%
Anglogold Ashanti Plc
(USD) ‡ 24,081,052 534,599,354
DRDGOLD Ltd. (ADR) † ‡ 4,960,895 40,679,339
Gold Fields Ltd. (ADR) † ‡ 41,480,400 659,123,556
Harmony Gold Mining Co.
Ltd. (ADR) † ‡ 35,573,841 290,638,281
1,525,040,530
Turkey : 1.2%
Eldorado Gold Corp. (USD) *
† ‡ 11,655,829 163,997,514
Underline
United Kingdom : 2.1%
Endeavour Mining Plc
(CAD) † ‡ 14,066,513 286,059,810
Underline
United States : 16.7%
Coeur Mining, Inc. * † ‡ 22,163,369 83,555,901
Hecla Mining Co. † ‡ 35,868,485 172,527,413
Newmont Corp. 42,863,510 1,536,228,199
Royal Gold, Inc. ‡ 3,769,356 459,145,254
2,251,456,767
Total Common Stocks
(Cost: $12,878,744,894) 13,448,617,052
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
1.3%
Money Market Fund: 1.3%
(Cost: $181,220,636)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 181,220,636 181,220,636
Total Investments: 101.2%
(Cost: $13,059,965,530) 13,629,837,688
Liabilities in excess of other assets: (1.2)% (158,499,353)
NET ASSETS: 100.0% $ 13,471,338,335

VANECK GOLD MINERS ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Definitions:
ADR American Depositary Receipt
CAD Canadian Dollar
GBP British Pound
HKD Hong Kong Dollar
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $388,815,135.
‡ Affiliated issuer – as defined under the Investment Company Act of 1940.
* Non-income producing

Transactions in securities of affiliates for the period ended March 31, 2024 were as follows:
Value
12/31/2023 Purchases
Sales
Proceeds
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
3/31/2024
Dividend
Income
Alamos Gold, Inc. $284,088,752 $28,860,073 $(6,859,129) $3,363,185 $26,422,378 $335,875,259 $539,352
Anglogold Ashanti
Plc 417,374,016 47,874,109 (10,578,432) 1,615,373 78,314,288 534,599,354 4,342,305
Aya Gold & Silver,
Inc. 47,946,082 5,460,620 (1,272,550) 347,706 8,020,760 60,502,618 –
B2Gold Corp. 218,670,230 18,712,027 (5,030,924) 117,591 (37,704,384) 194,764,540 2,840,498
Calibre Mining
Corp. – 55,799,334 (111,567) (3,940) (5,163,250) 50,520,577 –
Capricorn Metals
Ltd. 64,357,270 6,634,605 (1,549,486) 432,599 2,852,695 72,727,683 –
Centamin Plc 78,287,286 8,223,602 (1,935,243) 287,241 9,884,874 94,747,760 –
Centerra Gold, Inc. 68,886,604 6,440,172 (1,608,350) 54,945 (655,783) 73,117,588 609,139
Cia de Minas
Buenaventura
SAA 205,742,835 23,105,728 (5,209,017) 2,350,773 5,188,545 231,178,864 –
Coeur Mining, Inc. 66,343,103 7,117,780 (1,506,220) 306,805 11,294,433 83,555,901 –
DRDGOLD Ltd. 36,573,291 3,707,937 (907,043) 8,539 1,296,615 40,679,339 479,560
Dundee Precious
Metals, Inc. 62,084,591 7,119,722 (1,602,603) 553,155 11,082,120 79,236,985 420,930
Eldorado Gold
Corp. 140,005,664 13,951,955 (3,338,999) 785,752 12,593,142 163,997,514 –
Emerald Resources
NL 68,071,396 6,887,276 (1,662,710) 419,921 (4,995,102) 68,720,781 –
Endeavour Mining
Plc 295,156,410 24,324,834 (6,453,580) 515,083 (27,482,937) 286,059,810 5,332,028
Equinox Gold Corp. 81,436,451 11,581,568 (1,961,398) 111,988 20,610,986 111,779,595 –
Evolution Mining
Ltd. 283,073,281 24,316,058 (6,256,941) 653,073 (35,168,536) 266,616,935 1,370,956
First Majestic Silver
Corp. 93,898,600 8,375,531 (2,049,336) 245,690 (3,564,334) 96,906,151 74,967
Fortuna Silver
Mines, Inc. 62,927,515 5,476,312 (1,413,545) 210,666 (1,611,520) 65,589,428 –
Genesis Minerals
Ltd. 71,007,737 9,076,027 (1,671,534) 263,844 (720,488) 77,955,586 –
Gold Fields Ltd. –(a) 49,176,004 (13,649,017) 8,357,813 51,209,437 659,123,556 8,060,479
Gold Road
Resources Ltd. 77,002,407 6,084,529 (1,605,455) 172,246 (17,551,842) 64,101,885 376,398
Harmony Gold
Mining Co. Ltd. 202,861,280 24,042,164 (5,281,938) 2,243,554 66,773,221 290,638,281 –
Hecla Mining Co. 158,228,894 15,695,587 (3,480,346) 259,922 1,823,356 172,527,413 210,315
IAMGOLD Corp. 64,792,910 9,864,979 (1,679,109) 187,377 21,146,626 94,312,783 –
K92 Mining, Inc. 61,432,909 5,992,807 (1,514,159) 348,568 (3,792,365) 62,467,760 –
Kinross Gold Corp. 395,220,582 37,096,595 (9,232,276) 2,007,782 6,798,796 431,891,479 2,004,240
MAG Silver Corp. 57,024,772 5,191,580 (1,326,001) 7,317 1,599,016 62,496,684 –
New Gold, Inc. 53,176,256 5,849,990 (1,294,797) 274,650 8,870,007 66,876,106 –
Northern Star
Resources Ltd. 568,109,598 27,571,443 (43,185,342) 370,544 9,203,306 562,069,549 6,181,752
OceanaGold Corp. 72,504,186 7,653,520 (1,839,720) 270,958 13,190,411 91,779,355 386,248
Osisko Gold
Royalties Ltd. 140,695,856 16,138,374 (3,631,337) 830,093 20,841,935 174,874,921 470,256
Pan American
Silver Corp. 316,666,984 27,878,327 (7,098,371) 502,618 (22,611,060) 315,338,498 1,948,430
Perseus Mining Ltd. 92,052,113 9,552,267 (2,262,786) 989,385 10,314,710 110,645,689 620,302
Ramelius
Resources Ltd. 69,387,841 6,675,703 (1,625,062) 261,087 4,888,680 79,588,249 –
Red 5 Ltd. 38,696,331 4,570,413 (980,929) (4,123) 7,064,628 49,346,320 –

VANECK GOLD MINERS ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
4
Transactions in securities of affiliates for the period ended March 31, 2024 were as follows: (continued)
Value
12/31/2023 Purchases
Sales
Proceeds
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
3/31/2024
Dividend
Income
Regis Resources
Ltd. 59,680,236 5,237,760 (1,388,437) 211,683 (6,710,360) 57,030,882 –
Royal Gold, Inc. 422,808,060 40,019,735 (10,261,862) 1,467,918 5,111,403 459,145,254 1,384,567
Sandstorm Gold
Ltd. 79,271,879 8,281,868 (1,893,362) 115,378 3,965,684 89,741,447 232,489
Silver Lake
Resources Ltd. 40,301,500 3,870,393 (962,638) 101,174 105,934 43,416,363 –
SilverCrest Metals,
Inc. 50,820,330 4,915,097 (1,198,994) 191,460 991,672 55,719,565 –
SSR Mining, Inc. 116,735,681 4,911,073 (2,401,071) (154,732) (67,278,649) 51,812,302 –
Torex Gold
Resources, Inc. 50,669,498 5,906,238 (1,289,973) 188,541 17,139,123 72,613,427 –
Wesdome Gold
Mines Ltd. 46,342,438 5,703,786 (1,247,857) 162,918 12,763,748 63,725,033 –
West African
Resources Ltd. 35,162,971 3,673,340 (875,763) 143,673 8,072,475 46,176,696 –
Westgold
Resources Ltd. – 41,543,580 (96,034) 3,762 5,091,774 46,543,082 177,296
Zhaojin Mining
Industry Co. Ltd. 172,509,427 16,422,174 (3,917,714) 395,319 18,624,078 204,033,284 –
Zijin Mining Group
Co. Ltd. 497,648,143 25,777,121 (31,997,730) 12,774,885 104,269,405 608,471,824 –
$6,585,734,196 $748,341,717 $(220,196,687) $45,321,759 $352,409,651 $8,075,639,955 $38,062,507